Investments in affiliates (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Interest held	19.42%	19.42%
Long-term investment, at cost, less impairment	$ 5,540,000	$ 5,540,000
Blue Sky
Interest held	19.42%	19.42%
Long-term investment, at cost, less impairment	$ 5,540,000	$ 5,540,000